UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                              ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Morgan Rutman
           --------------------
Title:     Managing Member
           --------------------
Phone:     212-644-2202
           --------------------

Signature, Place, and Date of Signing:


/s/ James Morgan Rutman       New York, New York   02/13/08
-----------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3
                                               -------------

Form 13F Information Table Entry Total:        120
                                               -------------

Form 13F Information Table Value Total:        $472,470
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------
    3              28-2854              James Morgan Rutman
   ---            -----------        ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Rutman, Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Rutman, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

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                                                                        FORM 13F INFORMATION TABLE
                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE  SHARED     NONE
3COM CORP                        COM               885535104   1,040      230,000      CALL  OTHER     1 2 3           230,000
ABAXIS INC                       COM               002567105     624       17,400            OTHER     1 2 3            17,400
ALLIANCE DATA SYSTEMS CORP       COM               018581108  18,600      248,036            OTHER     1 2 3           248,036
AMERICAN COMMERCIAL LINES        COM NEW            25195207     812       50,000      CALL  OTHER     1 2 3            50,000
AMTRUST FINANCIAL SERVICES I     COM               032359309   1,619      117,604            OTHER     1 2 3           117,604
ARCH COAL INC                    COM               039380100   3,145       70,000            OTHER     1 2 3            70,000
ART TECHNOLOGY GROUP INC         COM               04289L107   2,363      547,000            OTHER     1 2 3           547,000
AXCAN PHARMA INC                 COM               054923107     260       11,300            OTHER     1 2 3            11,300
BALLANTYNE OMAHA INC             COM               058516105     353       60,272            OTHER     1 2 3            60,272
BARE ESCENTUALS INC              COM               067511105   2,425      100,000            OTHER     1 2 3           100,000
BAXTER INTL INC                  RIGHTS            071813125       0      452,865            OTHER     1 2 3           452,865
BCE INC                          COM NEW           05534B760   7,279      182,435            OTHER     1 2 3           182,435
BEA SYS INC                      COM               073325102     789       50,000      PUT   OTHER     1 2 3            50,000
BEA SYS INC                      COM               073325102   5,497      348,382            OTHER     1 2 3           348,382
BECKMAN COULTER INC              COM               075811109     677        9,301            OTHER     1 2 3             9,301
BMC SOFTWARE INC                 COM               055921100   9,494      266,383            OTHER     1 2 3           266,383
BUILDING MATLS HLDG CORP         COM               120113105     249       45,000      CALL  OTHER     1 2 3            45,000
BUNGE LIMITED                    COM               G16962105   7,217       62,000      PUT   OTHER     1 2 3            62,000
CAESARS ENTMT INC                FRNT 4/1          127687AB7   9,791    7,181,000  PRN       OTHER     1 2 3         7,181,000
CELL THERAPEUTICS INC            NOTE 4.000% 7/0   150934AF4     519      953,000  PRN       OTHER     1 2 3           953,000
CELL THERAPEUTICS INC            COM NEW           150934404   1,497        2,696            OTHER     1 2 3             2,696
CELL THERAPEUTICS INC            WARRANTS          150990596       0      200,295            OTHER     1 2 3           200,295
CLEAR CHANNEL COMMUNICATIONS     COM               184502102     394       11,400      PUT   OTHER     1 2 3            11,400
CLEAR CHANNEL COMMUNICATIONS     COM               184502102  12,600      365,000            OTHER     1 2 3           365,000
CLEAR CHANNEL OUTDOOR HLDGS      CL A              18451C109   1,319       47,700      PUT   OTHER     1 2 3            47,700
COGNOS INC                       COM               19244C109  26,564      461,416            OTHER     1 2 3           461,416
COLUMBIA LABS INC                WARRANTS          009990704      31      218,747            OTHER     1 2 3           218,747
COLUMBIA LABS INC                COM               197779101     907      399,734            OTHER     1 2 3           399,734
COMCAST CORP NEW                 CL A              20030N101   3,652      200,000      CALL  OTHER     1 2 3           200,000
DARLING INTL INC                 COM               237266101   4,845      419,085            OTHER     1 2 3           419,085
DELTA AIR LINES INC DEL          COM NEW           247361702   1,117       75,000      CALL  OTHER     1 2 3            75,000
DEUTSCHE TELEKOM AG              SPONSORED ADR     251566105   1,091       50,352            OTHER     1 2 3            50,352
DG FASTCHANNEL INC               COM               23326R109   4,615      180,000            OTHER     1 2 3           180,000
DIAMONDS TR                      UNIT SER 1        252787106   3,314       25,000      PUT   OTHER     1 2 3            25,000
DIAMONDS TR                      UNIT SER 1        252787106   3,314       25,000      CALL  OTHER     1 2 3            25,000
DONNELLEY R R & SONS COM         COM               257867101   2,078       55,054            OTHER     1 2 3            55,054
EL PASO CORP                     COM               28336L109   1,756      101,885            OTHER     1 2 3           101,885
ENDEAVOR INTL CORP INC           NOTE 6.000% 1/1   29257MAB6   1,859    2,193,000  PRN       OTHER     1 2 3         2,193,000
ENERGY XXI (BERMUDA) LTD         COM SHS           G10082108     478      100,000            OTHER     1 2 3           100,000
EQUITY MEDIA HLDGS CORP          *W EXP 08/26/200  294725114      23      114,792            OTHER     1 2 3           114,792
FAIR ISAAC CORP                  NOTE 1.500% 8/1   303250AD6   5,941    6,000,000  PRN       OTHER     1 2 3         6,000,000
FINISH LINE INC                  CL A              317923100     114       47,040            OTHER     1 2 3            47,040
FORD MTR CO DEL                  COM PAR $0.01     345370860     673      100,000      CALL  OTHER     1 2 3           100,000
FREEPORT-MCMORAN COPPER & GO     COM               35671D857   9,199       89,800      CALL  OTHER     1 2 3            89,800
FREESEAS INC                     COM               Y26496102   1,656      275,997            OTHER     1 2 3           275,997
GAP INC DEL                      COM               364760108   8,512      400,000            OTHER     1 2 3           400,000
GENLYTE GROUP INC                COM               372302109   3,176       33,358            OTHER     1 2 3            33,358
GLATFELTER                       COM               377316104     228       14,900      PUT   OTHER     1 2 3            14,900
GLOBAL CROSSING LTD              SHS NEW           G3921A175     496       22,500      PUT   OTHER     1 2 3            22,500
GLOBAL CROSSING LTD              SHS NEW           G3921A175   1,103       50,000      CALL  OTHER     1 2 3            50,000
GRANT PRIDECO INC                COM               38821G101   2,498       45,000            OTHER     1 2 3            45,000
GSI COMMERCE INC                 COM               36238G102     441       22,601            OTHER     1 2 3            22,601
GYMBOREE CORP                    COM               403777105     762       25,000            OTHER     1 2 3            25,000
HARRAHS ENTMT INC                COM               413619107   4,104       46,243            OTHER     1 2 3            46,243
HEWLETT PACKARD CO               COM               428236103  25,240      500,000            OTHER     1 2 3           500,000
IMAGE ENTMT INC                  COM NEW           452439201     273       74,462            OTHER     1 2 3            74,462
I-MANY INC                       WARRANTS          449993054      49       49,673            OTHER     1 2 3            49,673
INPLAY TECHNOLOGIES INC          WARRANTS          45773L103       0       29,583            OTHER     1 2 3            29,583
INTEL CORP                       COM               458140100   8,003      300,179            OTHER     1 2 3           300,179
INTER ATLANTIC FINANCIAL INC     UNIT 99/99/9999   45890H209     244       30,467            OTHER     1 2 3            30,467
INTERPUBLIC GROUP COS INC        NOTE 4.500% 3/1   460690AT7   5,061    5,000,000  PRN       OTHER     1 2 3         5,000,000
JOY GLOBAL INC                   COM               481165108   2,962       45,000            OTHER     1 2 3            45,000
JPMORGAN CHASE & CO              COM               46625H100   3,262       74,734            OTHER     1 2 3            74,734
KAPSTONE PAPER & PACKAGING C     *W EXP 08/15/200  48562P111      50       25,000            OTHER     1 2 3            25,000
KROGER CO                        COM               501044101   2,703      101,200            OTHER     1 2 3           101,200
LEVEL 3 COMMUNICATIONS INC       COM               52729N100   1,364      448,600      CALL  OTHER     1 2 3           448,600
LEVEL 3 COMMUNICATIONS INC       NOTE 5.250% 12/1  52729NBF6   2,416    2,500,000  PRN       OTHER     1 2 3         2,500,000
LIBERTY MEDIA CORP NEW           DEB 0.750% 3/3    530718AF2  10,408   10,000,000  PRN       OTHER     1 2 3        10,000,000
LIGAND PHARMACEUTICALS INC       CL B              53220K207   3,502      725,034            OTHER     1 2 3           725,034
LORAL SPACE & COMMUNICATNS L     COM               543881106     332        9,700            OTHER     1 2 3             9,700
MACYS INC                        COM               55616P104   1,294       50,000      CALL  OTHER     1 2 3            50,000
MBIA INC                         COM               55262C100     466       25,000      PUT   OTHER     1 2 3            25,000
MEMC ELECTR MATERIALS INC        COM               552715104   6,637       75,000            OTHER     1 2 3            75,000
MERRILL LYNCH & CO INC           NOTE 3/1          590188W46  13,555   12,500,000  PRN       OTHER     1 2 3        12,500,000
MGI PHARMA INC                   NOTE 1.682% 3/0   552880AB2   2,804    2,910,000  PRN       OTHER     1 2 3         2,910,000
MIDWEST AIR GROUP INC            COM               597911106     696       47,000            OTHER     1 2 3            47,000
MIRAMAR MINING CORP              COM               60466E100   3,518      559,393            OTHER     1 2 3           559,393
MPC CORPORATION                  COM               553166109      63      100,000            OTHER     1 2 3           100,000
NABI BIOPHARMACEUTICALS          COM               629519109   9,411    2,606,870            OTHER     1 2 3         2,606,870
NATIONAL CITY CORP               COM               635405103     791       48,050            OTHER     1 2 3            48,050
NATIONAL CITY CORP               COM               635405103   4,938      300,000      PUT   OTHER     1 2 3           300,000
NAVTEQ CORP                      COM               63936L100   4,239       56,078            OTHER     1 2 3            56,078
NOKIA CORP                       SPONSORED ADR     654902204   7,678      200,000            OTHER     1 2 3           200,000
NORTHWEST AIRLS CORP             COM               667280408   1,451      100,000      CALL  OTHER     1 2 3           100,000
ORACLE CORP                      COM               68389X105   7,564      335,000            OTHER     1 2 3           335,000
OSCIENT PHARMACEUTICALS CORP     NOTE 3.500% 4/1   68812RAC9   1,488    3,654,000  PRN       OTHER     1 2 3         3,654,000
PALM HARBOR HOMES                NOTE 3.250% 5/1   696639AB9     606      850,000  PRN       OTHER     1 2 3           850,000
PEABODY ENERGY CORP              COM               704549104   7,551      122,500      PUT   OTHER     1 2 3           122,500
PHILLIPS VAN HEUSEN CORP         COM               718592108   1,843       50,000            OTHER     1 2 3            50,000
PROGRESS ENERGY INC              CVO               743263AA3      23       67,244            OTHER     1 2 3            67,244
PROTALIX BIOTHERAPEUTICS INC     COM               74365A101      94       27,761            OTHER     1 2 3            27,761
QWEST COMMUNICATIONS INTL IN     COM               749121109     528       75,362            OTHER     1 2 3            75,362
RADIAN GROUP INC                 COM               750236101     292       25,000      CALL  OTHER     1 2 3            25,000
RESPIRONICS INC                  COM               761230101   9,822      150,000            OTHER     1 2 3           150,000
RETAIL VENTURES INC              COM               76128Y102   2,291      450,000            OTHER     1 2 3           450,000
RIO TINTO PLC                    SPONSORED ADR     767204100   6,779       16,145            OTHER     1 2 3            16,145
SAKS INC                         COM               79377W108   1,526       73,500            OTHER     1 2 3            73,500
SIERRA HEALTH SVCS INC           COM               826322109   7,133      170,000            OTHER     1 2 3           170,000
SIX FLAGS INC                    NOTE 4.500% 5/1   83001PAJ8   1,711    2,450,000  PRN       OTHER     1 2 3         2,450,000
SLM CORP                         COM               78442P106     413       20,500      CALL  OTHER     1 2 3            20,500
SLM CORP                         CONV PFD          78442P700   3,112        3,000            OTHER     1 2 3             3,000
SOUNDBITE COMMUNICATIONS INC     COM               836091108     502       72,683            OTHER     1 2 3            72,683
TELETECH HOLDINGS INC            COM               879939106   6,308      296,550            OTHER     1 2 3           296,550
TERADYNE INC                     COM               880770102   1,379      133,398            OTHER     1 2 3           133,398
TITAN MACHY INC                  COM               88830R101     655       50,000            OTHER     1 2 3            50,000
TJX COS INC NEW                  COM               872540109   1,304       45,400            OTHER     1 2 3            45,400
TRANE INC                        COM               892893108   2,336       50,000      PUT   OTHER     1 2 3            50,000
TRANE INC                        COM               892893108  33,487      716,919            OTHER     1 2 3           716,919
TRINA SOLAR LIMITED              SPON ADR          89628E104   2,152       40,000            OTHER     1 2 3            40,000
UBS AG                           SHS NEW           H89231338   1,086       23,600      PUT   OTHER     1 2 3            23,600
UNITED RENTALS INC               COM               911363109     437       23,825            OTHER     1 2 3            23,825
URBAN OUTFITTERS INC             COM               917047102   7,840      287,600            OTHER     1 2 3           287,600
VECTOR GROUP LTD                 COM               92240M108     401       20,000      PUT   OTHER     1 2 3            20,000
VECTOR GROUP LTD                 NOTE 5.000% 11/1  92240MAH1   2,817    2,000,000  PRN       OTHER     1 2 3         2,000,000
VENTANA MED SYS INC              COM               92276H106  39,310      450,648            OTHER     1 2 3           450,648
VERASUN ENERGY CORP              COM               92336G106     764       50,000      CALL  OTHER     1 2 3            50,000
VION PHARMACEUTICALS INC         WARRANTS          927991398       7       65,000            OTHER     1 2 3            65,000
VISTEON CORP                     COM               92839U107     834      190,000      CALL  OTHER     1 2 3           190,000
WAL MART STORES INC              COM               931142103  10,694      225,000            OTHER     1 2 3           225,000
WASHINGTON MUT INC               PREFERRED         939322814     861        1,000            OTHER     1 2 3             1,000


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